Financial Risk Management (Details 7) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial risk management [Abstract]
Equity	₨ 0	₨ 0
Profit or (loss)	₨ (44,897)	₨ (32,644)